Fair Value (Tables)	12 Months Ended
Mar. 31, 2023
Measured at fair value on a recurring basis [member]
Statement [LineItems]
Financial Assets and Financial Liabilities
Assets and liabilities measured at fair value on a recurring basis as of March 31, 2022 and 2023 consist of the following:

	Yen (millions)
As of March 31, 2022	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥15,674	¥—	¥15,674
Interest rate instruments	—	114,016	—	114,016
Other	—	—	4,648	4,648

Total	—	129,690	4,648	134,338

Debt securities	42,837	54,641	4,773	102,251
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	19,984	—	19,984
Equity securities	335,745	—	133,038	468,783

Total	¥378,582	¥204,315	¥142,459	¥725,356

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥66,644	¥—	¥66,644
Interest rate instruments	—	83,669	—	83,669
Other	—	1,629	—	1,629

Total	—	151,942	—	151,942

Total	¥—	¥151,942	¥—	¥151,942

There were no transfers between Level 1 and Level 2 for the year ended March 31, 2022.

	Yen (millions)
As of March 31, 2023	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥29,026	¥—	¥29,026
Interest rate instruments	—	151,242	—	151,242
Other	—	—	5,700	5,700

Total	—	180,268	5,700	185,968

Debt securities	43,264	53,634	5,074	101,972
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	26,555	—	26,555
Equity securities	325,318	—	149,820	475,138

Total	¥368,582	¥260,457	¥160,594	¥789,633

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥95,412	¥—	¥95,412
Interest rate instruments	—	141,786	—	141,786
Other	—	5,770	—	5,770

Total	—	242,968	—	242,968

Total	¥—	¥242,968	¥—	¥242,968

Measured at fair value on a recurring basis [member] | Level 3 [member]
Statement [LineItems]
Financial Assets and Financial Liabilities
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2022 and 2023 are as follows:

	Yen (millions)
For the year ended March 31, 2022	Derivatives	Debt securities	Equity securities
Balance as of April 1, 2021	¥4,829	¥5,314	¥110,050

Total gains or losses:
Profit or loss	(674)	112	—
Other comprehensive income	—	—	17,973
Purchases	—	—	7,075
Sales	—	(1,124)	(1,487)
Transfer to level 1 due to listing	—	—	(1,158)
Exchange differences on translating foreign operations	493	471	585

Balance as of March 31, 2022	¥4,648	¥4,773	¥133,038

Unrealized gains or losses included in profit or loss on assets held at March 31, 2022	¥(674)	¥112	¥—

	Yen (millions)
For the year ended March 31, 2023	Derivatives	Debt securities	Equity securities
Balance as of April 1, 2022	¥4,648	¥4,773	¥133,038

Total gains or losses:
Profit or loss	678	(136)	—
Other comprehensive income	—	—	9,156
Purchases	—	—	10,029
Sales	—	—	(1,144)
Transfer to level 1 due to listing	—	—	(1,551)
Exchange differences on translating foreign operations	374	437	292

Balance as of March 31, 2023	¥5,700	¥5,074	¥149,820

Unrealized gains or losses included in profit or loss on assets held at March 31, 2023	¥678	¥(136)	¥—

Explanatory notes:

1.	Gains or losses included in profit or loss for the years ended March 31, 2022 and 2023 are included in other, net in finance income and finance costs in the consolidated statements of income.
2.
Gains or losses on equity securities included in other comprehensive income for the years ended March 31, 2022 and 2023 are included in net changes in revaluation of financial assets measured at fair value through other comprehensive income under items that will not be reclassified to profit or loss in the consolidated statements of comprehensive income.

At cost [member]
Statement [LineItems]
Financial Assets and Financial Liabilities
The carrying amounts and fair values of financial assets and financial liabilities measured at amortized cost as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022		2023
	Carrying amount	Fair value	Carrying amount	Fair value
Receivables from financial services	¥5,434,496	¥5,374,754	¥5,894,752	¥5,696,283
Debt securities	79,176	79,176	85,235	85,235
Financing liabilities	8,102,556	7,984,057	7,665,168	7,440,205